Provisions - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of other provisions [line items]
Other provisions	R 24,275	R 22,415
Restructuring provision
Disclosure of other provisions [line items]
Income statement charge/(reversal)	3,034	(741)
Other provisions	784	24	R 11,465
Provision utilized	2,278	10,653
Unused provision released		700
Middle East and Australasia | Restructuring provision
Disclosure of other provisions [line items]
Income statement charge/(reversal)	1,900
Africa | Restructuring provision
Disclosure of other provisions [line items]
Income statement charge/(reversal)	R 1,100
Europe And Middle East and Australasia | Restructuring provision
Disclosure of other provisions [line items]
Income statement charge/(reversal)			R 15,000
Provision utilized		R 10,700